Operating leases (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015 engine	Dec. 31, 2016 engine aircraft	Dec. 31, 2018 agreement engine aircraft	Dec. 31, 2018 engine aircraft	Dec. 31, 2018 engine aircraft	Dec. 31, 2017 agreement engine aircraft	Dec. 31, 2017 engine aircraft	Dec. 31, 2017 engine aircraft	Dec. 31, 2016 item engine aircraft	Dec. 31, 2016 agreement engine aircraft	Dec. 31, 2016 engine aircraft	Dec. 31, 2016 engine aircraft
Operating leases
Number of aircraft leased		69	77	77	77	71	71	71	69	69	69	69
Number of spare engines leased | engine		11	10	10	10	8	8	8	11	11	11	11
Number of aircraft incorporated to fleet					10			5				17
Number of aircraft returned to respective lessors					4			3				4
Number of aircraft with lease term extended			2		2	3		3		2		2
Number of aircraft spare engines with lease term extended					2		2
Number of aircraft spare engines to be leased | item									5
Number of spare engines purchased | engine	3	2									2
Airbus purchase agreement
Operating leases
Number of aircraft incorporated to fleet					3			1				8
Lessor's aircraft order book
Operating leases
Number of aircraft incorporated to fleet					7			4				9
Pratt and Whitney purchase agreement (FMP)
Operating leases
Number of NEO spare engines incorporated to fleet | engine				2
A319 Model 132
Operating leases
Number of aircraft leased		6	4	4	4	6	6	6	6	6	6	6
A319 Model 133
Operating leases
Number of aircraft leased		9	4	4	4	6	6	6	9	9	9	9
A320 Model 233
Operating leases
Number of aircraft leased		39	39	39	39	39	39	39	39	39	39	39
A320 Model 232
Operating leases
Number of aircraft leased		4	4	4	4	4	4	4	4	4	4	4
A320NEO Model 271N
Operating leases
Number of aircraft leased		1	12	12	12	6	6	6	1	1	1	1
A321 Model 231
Operating leases
Number of aircraft leased		10	10	10	10	10	10	10	10	10	10	10
A321NEO Model 271N
Operating leases
Number of aircraft leased			4	4	4
V2500 Model V2527M-A5
Operating leases
Number of spare engines leased | engine		3	3	3	3	3	3	3	3	3	3	3
V2500 Model V2527E-A5
Operating leases
Number of spare engines leased | engine		4	3	3	3	3	3	3	4	4	4	4
V2500 Model V2527-A5
Operating leases
Number of spare engines leased | engine		4	2	2	2	2	2	2	4	4	4	4
PW1100 Model PW1127G-JM
Operating leases
Number of spare engines leased | engine			2	2	2